Investment securities - Summary of Amortized Cost of Securities and Fair Values (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Debt Securities, Available-for-sale [Abstract]
Amortized cost	$ 1,137,848,000	$ 676,705,000
Gross unrealized gains	35,376,000	13,567,000
Gross unrealized losses	(824,000)	(1,891,000)
Allowance for credit losses for investments	0
Fair Value	1,172,400,000	688,381,000
U.S. government agency securities
Debt Securities, Available-for-sale [Abstract]
Amortized cost	2,000,000
Gross unrealized gains	3,000
Gross unrealized losses	0
Allowance for credit losses for investments	0
Fair Value	2,003,000
Mortgage-backed securities - residential
Debt Securities, Available-for-sale [Abstract]
Amortized cost	760,099,000	474,144,000
Gross unrealized gains	14,040,000	4,829,000
Gross unrealized losses	(803,000)	(1,661,000)
Allowance for credit losses for investments	0
Fair Value	773,336,000	477,312,000
Mortgage-backed securities - commercial
Debt Securities, Available-for-sale [Abstract]
Amortized cost	20,226,000	12,957,000
Gross unrealized gains	1,362,000	407,000
Gross unrealized losses	0	0
Allowance for credit losses for investments	0
Fair Value	21,588,000	13,364,000
States and political subdivisions
Debt Securities, Available-for-sale [Abstract]
Amortized cost	336,543,000	181,178,000
Gross unrealized gains	19,806,000	8,287,000
Gross unrealized losses	(20,000)	(230,000)
Allowance for credit losses for investments	0
Fair Value	356,329,000	189,235,000
U.S. Treasury securities
Debt Securities, Available-for-sale [Abstract]
Amortized cost	16,480,000	7,426,000
Gross unrealized gains	148,000	22,000
Gross unrealized losses	0	0
Allowance for credit losses for investments	0
Fair Value	16,628,000	7,448,000
Corporate securities
Debt Securities, Available-for-sale [Abstract]
Amortized cost	2,500,000	1,000,000
Gross unrealized gains	17,000	22,000
Gross unrealized losses	(1,000)	0
Allowance for credit losses for investments	0
Fair Value	$ 2,516,000	$ 1,022,000